Supplement to each currently effective Statement of Additional Information

Scudder 21st Century Growth Fund               Scudder Large Company Growth Fund
Scudder Balanced Fund                          Scudder Large Company Value Fund
Scudder California Tax Free Fund               Scudder Latin America Fund
Scudder Capital Growth Fund                    Scudder Managed Municipal Bonds
Scudder Cash Investment Trust                  Scudder Massachusetts Tax Free Fund
Classic Growth Fund- Scudder Shares            Scudder Medium Term Tax Free Fund
Scudder Development Fund                       Scudder Money Market Series
Scudder Dividend and Growth Fund               Scudder New York Tax Free Fund
Scudder Emerging Markets Growth Fund           Scudder Pacific Opportunities Fund
Scudder Emerging Markets Income Fund           Scudder Pathway Series: Balanced Portfolio
Scudder Global Bond Fund                       Scudder Pathway Series: Conservative Portfolio
Global Discovery Fund - Scudder Shares         Scudder Pathway Series: Growth Portfolio
Scudder Global Fund                            Scudder S&P 500 Index Fund
Scudder GNMA Fund                              Scudder Select 1000 Growth Fund
Scudder Gold Fund                              Scudder Select 500 Fund
Scudder Greater Europe Growth Fund             Scudder Short Term Bond Fund
Scudder Growth and Income Fund                 Scudder Small Company Stock Fund
Scudder Health Care Fund                       Scudder Small Company Value Fund
Scudder High Yield Bond Fund                   Scudder Tax Free Money Fund
Scudder High Yield Tax Free Fund               Scudder Technology Fund
Scudder Income Fund                            Scudder U.S. Treasury Money Fund
Scudder International Fund                     Value Fund - Scudder Shares

The following information supplements the disclosure in the "Investment Adviser" section of each Statement of Additional Information for each Fund:

On October 17, 2000, the dual holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.


October 30, 2000